Trade And Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Disclosure of Component of Trade and Other Receivables Explanatory

	As at 31 December 2021	As at 31 December 2022
	RMB’000	RMB’000

Trade receivables	79,413	72,110
Less: loss allowance	(1,988)	(2,759)

	77,425	69,351
Amounts due from related parties excluded prepayments and bills receivable (*)	1,153,111	2,583,289
Less: loss allowance (*)	—	(2,802)

Total trade receivables	1,230,536	2,649,838

Other receivables	47,737	109,440
Less: loss allowance	(140)	(1,933)

	47,597	107,507

Financial assets measured at amortized cost	1,278,133	2,757,345

Amounts due from related parties - prepayments (*)	34,220	58,496
Amounts due from related parties - bills receivables (*) (note 25)	25,000	—

	1,337,353	2,815,841

Amounts due from related parties (summary of *)	1,212,331	2,638,983

Disclosure of Aging Analysis in Trade and Other Receivables Explanatory
The aging analysis based on invoice date of trade receivables and amounts due from related parties excluded prepayments and bills receivable (net of allowance for doubtful debts) is as follows:

	As at 31 December 2021	As at 31 December 2022
	RMB’000	RMB’000

Within one year	1,230,360	2,649,673
Over one year but within two years	27	165
Over two years	149	—

	1,230,536	2,649,838

Schedule of Movements in the Loss Allowance AccountIng Respect of Trade and Other Receivables Explanatory
Movements in the loss allowance account in respect of trade and other receivables during the period is as follows:

	Years ended 31 December
	2021	2022
	RMB’000	RMB’000
Balance at 1 January	773	2,128
Impairment losses recognized during the year	1,355	5,366

Balance at 31 December	2,128	7,494